Share-based Payments - Summary of the activity under the Share Option Scheme (Detail) - Share Options Scheme [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Outstanding	129,852,000
Number of options - Granted	12,387,915
Number of options - Forfeited	(5,696,000)
Number of options - Expired	(788,000)
Number of options - Exercised	(48,996,540)
Number of options - Outstanding	86,759,375	129,852,000
Number of options - Vested and expected	86,759,375
Number of options - Exercisable	36,603,460
Weighted- average exercise price - Outstanding	$ 0.07
Weighted- average exercise price - Granted	0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Expired	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding	0.07	$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding	0.37
Weighted- average grant- date fair value - Outstanding	0.54	$ 0.37
Weighted- average grant- date fair value - Vested and expected	0.54
Weighted- average grant- date fair value - Exercisable	$ 0.27
Weighted- average remaining contractual term - Outstanding	7 years 1 month 13 days	7 years 3 months 25 days
Weighted- average remaining contractual term - Vested and expected	7 years 1 month 13 days
Weighted- average remaining contractual term - Exercisable	5 years 7 months 20 days
Aggregate intrinsic value - Outstanding	$ 2.83
Aggregate intrinsic value - Vested and expected	2.83
Aggregate intrinsic value - Exercisable	$ 2.83